RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of related parties transactions [Abstract]
RELATED PARTIES TRANSACTIONS
5	RELATED PARTIES TRANSACTIONS

Transactions between the Group and Grindrod Limited group of companies prior to the Spin-Off (Note 1) are disclosed as transactions with related parties under Group companies below. With effective from 18 June 2018, arising from the Spin-Off, Grindrod Limited group of companies no longer meet the definition of related parties and hence balances and transactions after this date are not disclosed as balances and transactions with related parties.

Many of the Group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

During the year, Group entities entered into the following transactions with related parties:

(i)	Group companies

	2020	2019	2018
	US$’000	US$’000	US$’000

Fuel and port expenses to related parties	-	-	(18,910)
Bunker swaps from related companies	-	-	111
Guarantee fees to related parties	-	-	(54)
Management fees to related parties	-	-	(1,135)
Net gain on disposal of businesses	-	-	3,255
Overhead recovery from (to) related party (included in administrative expense)	-	-	134
Other expenses to related parties	-	-	(187)

(ii)	Joint ventures

	2020	2019	2018
	US$’000	US$’000	US$’000

Interest income	157	983	2,573
Technical management fee income	354	1,625	1,625
Agency Fees from joint ventures	83	573	574
Charter hire and other related revenue	679	5,345	13,445
Charter hire and other related expenses	(6,025)	(44,206)	(52,050)
Payments on behalf of a joint venture	(7,987)	(2,199)	(1,217)
Repayment of preference shares by a joint venture	2,569	-	-
Settlement of interest bearing loan	5,382	-	-
Purchase of ships from a joint venture	-	54,000	10,250
Dividend income	536	5,000	-
Management fee income	-	86	217

Refer to Note 38 for information on the guarantees provided by the Group for loans within joint venture structures.

(iii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2020	2019	2018
	US$’000	US$’000	US$’000

Short-term benefits	4,073	4,166	4,839
Share-based payments (1)	769	-	84
	4,842	4,166	4,923

(1)
Represents vesting of ordinary shares in terms of the Forfeitable Share Plan.

The remuneration of directors and key management is determined by the remuneration committee of Grindrod Shipping Holdings Limited (prior to 18 June 2018 by the remuneration committee of Grindrod Limited) having regard to the performance of individuals and market trends.